Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 1,215.0	$ 863.0	$ 400.0
Deferred tax assets and liabilities	(352.0)	(477.0)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	29.0	(25.0)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	130.0	69.0
Other current and non-current assets	100.0	114.0
Income taxes receivable (payable), current and non-current	(142.0)	(74.0)
Accounts payable, accrued liabilities and non-current liabilities	(384.0)	(342.0)
Deferred tax assets and liabilities	(352.0)	(475.0)
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	5.0	(6.0)
Canadian dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	102.0	40.0
Other current and non-current assets	9.0	6.0
Income taxes receivable (payable), current and non-current	2.0	(7.0)
Accounts payable, accrued liabilities and non-current liabilities	(94.0)	(67.0)
Deferred tax assets and liabilities	(12.0)	(9.0)
Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	3.0	(3.0)
Mexican peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	7.0	8.0
Other current and non-current assets	17.0	20.0
Income taxes receivable (payable), current and non-current	0.0	13.0
Accounts payable, accrued liabilities and non-current liabilities	(26.0)	(28.0)
Deferred tax assets and liabilities	8.0	13.0
Argentine peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1.0	0.0
Other current and non-current assets	35.0	44.0
Income taxes receivable (payable), current and non-current	1.0	1.0
Accounts payable, accrued liabilities and non-current liabilities	(43.0)	(74.0)
Deferred tax assets and liabilities	17.0	(10.0)
Bolivian boliviano | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	6.0	10.0
Other current and non-current assets	13.0	9.0
Income taxes receivable (payable), current and non-current	(28.0)	(18.0)
Accounts payable, accrued liabilities and non-current liabilities	(9.0)	(7.0)
Deferred tax assets and liabilities	3.0	0.0
European euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0.0
Other current and non-current assets	0.0
Income taxes receivable (payable), current and non-current	(2.0)
Accounts payable, accrued liabilities and non-current liabilities	0.0
Deferred tax assets and liabilities	0.0
Peruvian sol | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	7.0	3.0
Other current and non-current assets	11.0	25.0
Income taxes receivable (payable), current and non-current	(34.0)	(32.0)
Accounts payable, accrued liabilities and non-current liabilities	(76.0)	(40.0)
Deferred tax assets and liabilities	(38.0)	(55.0)
Guatemala quetzal | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0.0	0.0
Other current and non-current assets	0.0	0.0
Income taxes receivable (payable), current and non-current	0.0	0.0
Accounts payable, accrued liabilities and non-current liabilities	(8.0)	(6.0)
Deferred tax assets and liabilities	0.0	0.0
Chilean peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	6.0	(6.0)
Chilean peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	3.0	7.0
Other current and non-current assets	8.0	6.0
Income taxes receivable (payable), current and non-current	(60.0)	(16.0)
Accounts payable, accrued liabilities and non-current liabilities	(84.0)	(77.0)
Deferred tax assets and liabilities	(2.0)	(61.0)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	15.0	(10.0)
Brazilian real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4.0	1.0
Other current and non-current assets	7.0	4.0
Income taxes receivable (payable), current and non-current	(21.0)	(15.0)
Accounts payable, accrued liabilities and non-current liabilities	(44.0)	(43.0)
Deferred tax assets and liabilities	$ (328.0)	$ (353.0)